RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

27.	RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. This profit share was increased from 20% to 25% with effect from January 1, 2012. A summary of leasing transactions with Ship Finance during the years ended December 31, 2014, 2013 and 2012 is as follows:

(in thousands of $)	2014	2013	2012
Charter hire paid (principal and interest): continuing operations	123,225	150,891	161,840
Charter hire paid (principal and interest): discontinued operations	—	434	14,492
Lease termination fees (expense) income: continuing operations	—	(5,204)	22,766
Lease termination fees expense: discontinued operations	—	—	(24,543)
Contingent rental expense: continuing operations	32,663	—	20,020
Contingent rental expense: discontinued operations	—	—	32,156
Remaining lease obligation	593,998	726,717	875,670

A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2014, 2013 and 2012 are as follows:

(in thousands of $)	2014	2013	2012
Seatankers Management Co. Ltd	2,320	1,416	1,009
Golar LNG Limited	1,631	2,119	1,820
Ship Finance International Limited	6,281	5,094	4,261
Golden Ocean Group Limited	5,393	3,166	5,566
Bryggegata AS	(2,013)	(1,982)	(1,455)
Arcadia Petroleum Limited	646	7,962	5,423
Seadrill Limited	2,348	1,475	2,574
Archer Limited	466	410	390
Deep Sea Supply Plc	149	69	41
Aktiv Kapital ASA	—	40	21
Orion Tankers Ltd	—	—	343
Frontline 2012 Ltd	10,102	7,410	(4,004)
North Atlantic Drilling Ltd	1,128	60	—
CalPetro Tankers (Bahamas I) Limited	80	54	51
CalPetro Tankers (Bahamas II) Limited	80	54	51
CalPetro Tankers (IOM) Limited	80	54	51
Windsor group	287	—	—
Knightsbridge Shipping Limited	2,341	—	—

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space. In addition, the Company chartered in two vessels from Frontline 2012 on floating rate time charters during 2012 under which the charter hire expense was equal to the time charter equivalent earnings of the vessels. Both charters were terminated in December 2012.

A summary of short term balances due from related parties as at December 31, 2014 and 2013 is as follows:

(in thousands of $)	2014	2013
Receivables
Ship Finance International Limited	3,444	2,272
Seatankers Management Co. Ltd	320	394
Archer Ltd	100	8
Golar LNG Limited	—	942
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,490	1,219
Seadrill Limited	557	1,478
Frontline 2012 Ltd	3,672	2,860
CalPetro Tankers (Bahamas I) Limited	—	14
CalPetro Tankers (Bahamas II) Limited	—	14
CalPetro Tankers (IOM) Limited	—	14
Deep Sea Supply Plc	61	4
Aktiv Kapital Ltd	—	6
Arcadia Petroleum Limited	124	174
North Atlantic Drilling Ltd	817	75
Knightsbridge Shipping Limited	2,039	—
	12,637	9,487

A summary of short term balances due to related parties as at December 31, 2014 and 2013 is as follows:

(in thousands of $)	2014	2013
Payables
Ship Finance International Limited	(45,244)	(8,528)
Seatankers Management Co. Ltd	(343)	(506)
Golar LNG Limited	—	(155)
Golden Ocean Group Limited	(914)	(1,047)
Frontline 2012 Ltd	(3,048)	(1,183)
Knightsbridge Shipping Limited	(320)	—
Windsor group	(5,844)	—
	(55,713)	(11,419)

Receivables and payables with related parties comprise unpaid management, technical advisory, newbuilding supervision and technical management, administrative service and rental charges and charter hire payments. In addition, certain payables and receivables arise when the Company pays an invoice, or receives a supplier rebate, on behalf of a related party and vice versa. The payable with Ship Finance at December 31, 2014 includes unpaid contingent rental expense. Receivables and payables with related parties are generally settled quarterly in arrears with the exception of profit share due to Ship Finance which is settled annually.

The long term related party balance is due to Ship Finance and is the remaining termination fee payable for Front Champion, Golden Victory, Front Commerce, Front Comanche and Front Opalia the balance is being repaid using similar repayment terms to the original lease and incurs interest at 7.250%. Interest expense of $5.9 million has been recorded in 2014.

In July 2014, the Company agreed with Ship Finance to terminate the long term charter parties for the 1999 VLCCs Front Commerce, Front Comanche and Front Opalia with Ship Finance simultaneously selling the vessels to unrelated third parties. The charter parties were terminated in November 2014 upon the redelivery of the vessels to Ship Finance. The Company recorded an impairment loss of $85.3 million in the third quarter of 2014 and a net gain of $40.4 million in the fourth quarter of 2014 on the termination of these leases. The Company agreed to a compensation payment to Ship Finance of $58.8 million for the early termination of the charter parties, of which $10.5 million was paid upon termination and the balance was recorded as notes payable, with similar amortization profiles to the current lease obligations. The long term related party balance at December 31, 2014 is as follows:

(in thousands of $)
7.254% loan note payable due 2021 and 2022	78,616
7.25% loan note payable due 2022 and 2023	48,385
Loan note repayments	(6,018)
Total loan note	120,983
Less: current portion of loan note (included in short term related party balance)	(11,031)
109,952

The note balance at December 31, 2014 is repayable as follows:

(in thousands of $)
Year ending December 31,
2015	11,031
2016	14,070
2017	15,107
2018	16,197
2019	17,366
Thereafter	47,212
120,983

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance International Limited, Northern Offshore Ltd, Seadrill Limited, Bryggegata AS, Golden Ocean Group Limited, Arcadia Petroleum Limited ("Arcadia"), Deep Sea Supply Plc ("Deep Sea"), Aktiv Kapital ASA, Archer Limited, Farahead Holdings Limited ("Farahead"), Seatankers Management Co. Ltd, North Atlantic Drilling Ltd, Frontline 2012 Ltd, CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, CalPetro Tankers (IOM) Limited and Knightsbridge. Frontline 2012 Ltd was equity accounted for during the full period. CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited and CalPetro Tankers (IOM) Limited were equity accounted up to October 1, 2014 and consolidated from that date. Golar LNG Limited ceased to be a related party in September 2014.

On July 15, 2014, several of the subsidiaries and related entities in the Windsor group, which owned four VLCCs, filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court in Wilmington, Delaware. The Company had been consolidating the Windsor group under the variable interest entity model and de-consolidated the group on July 15, 2014 as it lost control of the group as a consequence of the Chapter 11 filing. The Windsor group emerged from Chapter 11 in January 2015 at which time all of the debt in the Windsor group was converted into equity and ownership was transferred to the then current bondholders.

The Company earned freights on chartering vessels to Arcadia in the year ended December 31, 2013 of $7.5 million.

In January 2013, the Company received termination payments from Ship Finance in the aggregate amount of $7.8 million in respect of the lease terminations for Titan Aries (now renamed Edinburgh) and recorded a gain on $7.6 million in the first quarter of 2013.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain on the dilution of its ownership of $5.2 million in the first quarter of 2013.

In February 2013, the Company agreed with Ship Finance to terminate the long term charter party for the Suezmax tanker Front Pride and the charter party terminated on February 15, 2013. The Company made a compensation payment to Ship Finance of $2.1 million in March 2013 for the early termination of the charter and recorded a loss on the termination of the lease of $0.2 million in the first quarter of 2013.

In September 2013, Frontline 2012 completed a private placement of 34.1 million new ordinary shares of $2.00 par value at a subscription price of $6.60. The Company did not buy any of the shares and its ownership decreased from 6.3% to 5.4%. The Company recognized a gain on the dilution of its ownership of $4.7 million in the third quarter of 2013.

In October 2013, Frontline 2012 paid a stock dividend of one share in Avance Gas for every 124.55 shares held in Frontline 2012. The Company received 108,069 shares valued at $1.3 million, which was credited against the investment and recorded as a marketable security in the fourth quarter of 2013.

In October 2013, the Company agreed with Ship Finance, to terminate the long term charter parties for the VLCCs Front Champion and Golden Victory, and Ship Finance simultaneously sold the vessels to unrelated third parties. The charter parties were terminated in November 2013 upon the redelivery of the vessels to Ship Finance. The Company recorded an impairment loss of $88.1 million in 2013 and a net gain of $13.8 million in the fourth quarter of 2013 on the termination of these leases. The Company agreed to a compensation payment to Ship Finance of $89.9 million for the early termination of the charter parties, of which $10.9 million was paid upon termination and the balance was recorded as notes payable, with similar amortization profiles to the current lease obligations, with reduced rates until 2015 and full rates from 2016. Front Champion and Golden Victory had the highest charter rates among the vessels chartered in from Ship Finance and the level of compensation is a reflection of this.

In 2012, the Company received termination payments from Ship Finance in the aggregate amount of $22.2 million in respect of the lease terminations for Titan Orion (ex-Front Duke) and Ticen Ocean (now renamed Front Lady). The Company made lease termination payments to Ship Finance in 2012 in the aggregate amount of $32.6 million in respect of the lease terminations for the OBO vessels Front Striver, Front Rider, Front Climber, Front Viewer and Front Guider which have been included in discontinued operations.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56 million new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. The Company recognized a gain on the dilution of its ownership of $0.7 million in the second quarter of 2012.